Condensed Consolidating Financial Information - Schedule of Condensed Statements of Cash Flows (Detail) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Condensed Cash Flow Statements, Captions [Line Items]
Cash provided (required) by operating activities	$ 92,806	$ 41,205	$ 76,917	$ 129,709	$ 215,671
Cash provided (required) by investing activities:
Additions to property, plant and equipment	(45,832)	(29,445)	(41,211)	(26,854)	(31,985)
Proceeds from sale of property, plant, and equipment	970	2,616	3,547	2,526	7,884
Purchase price adjustments on acquisition	53
Acquisition (net of cash and cash equivalents acquired)			(8,842)	(3,700)	(10,000)
Net cash provided (required) by investing activities	(44,809)	(26,829)	(46,506)	(28,028)	(34,101)
Cash provided (required) by financing activities:
Proceeds from long-term debt, net of discounts	713,963
Change in borrowings, net			(599)
Payment of debt issue costs	(16,006)
Repayments of long-term debt	(20,000)
Net transfers to Parent Company and intercompany distributions	(728,857)	(19,220)	(31,192)	(84,254)	(194,977)
Distribution to noncontrolling interest	(2,720)	(1,212)	(1,212)	(1,727)
Net cash provided by (required by) financing activities	(53,620)	(20,432)	(33,003)	(85,981)	(194,977)
Effect of exchange rate changes on cash and cash equivalents	(75)	3,476	277	(90)	(531)
Net decrease in cash and cash equivalents	(5,698)	(2,580)	(2,315)	15,610	(13,938)
Cash and cash equivalents at beginning of period	23,712	26,027	26,027	10,417	24,355
Cash and cash equivalents at end of period	18,014	23,447	23,712	26,027	10,417
Apergy Corporation
Condensed Cash Flow Statements, Captions [Line Items]
Cash provided (required) by operating activities	(16,694)
Cash provided (required) by financing activities:
Proceeds from long-term debt, net of discounts	713,963
Payment of debt issue costs	(16,006)
Repayments of long-term debt	(20,000)
Advances due to/(from) affiliates	(660,836)
Net transfers to Parent Company and intercompany distributions	(319)
Net cash provided by (required by) financing activities	16,802
Net decrease in cash and cash equivalents	108
Cash and cash equivalents at end of period	108
Subsidiary guarantors
Condensed Cash Flow Statements, Captions [Line Items]
Cash provided (required) by operating activities	103,911	38,153	65,289	103,788	137,352
Cash provided (required) by investing activities:
Additions to property, plant and equipment	(43,746)	(28,221)	(39,565)	(23,080)	(30,750)
Proceeds from sale of property, plant, and equipment	938	2,596	3,433	2,245	3,814
Acquisition (net of cash and cash equivalents acquired)				(3,700)	(10,000)
Net cash provided (required) by investing activities	(42,808)	(25,625)	(36,132)	(24,535)	(36,936)
Cash provided (required) by financing activities:
Advances due to/(from) affiliates	677,999
Net transfers to Parent Company and intercompany distributions	(736,557)	(13,132)	(27,124)	(78,232)	(108,909)
Net cash provided by (required by) financing activities	(58,558)	(13,132)	(27,124)	(78,232)	(108,909)
Net decrease in cash and cash equivalents	2,545	(604)	2,033	1,011	(8,493)
Cash and cash equivalents at beginning of period	5,763	3,730	3,730	2,719	11,212
Cash and cash equivalents at end of period	8,308	3,126	5,763	3,730	2,719
Subsidiary non-guarantors
Condensed Cash Flow Statements, Captions [Line Items]
Cash provided (required) by operating activities	6,588	2,899	11,561	25,979	79,817
Cash provided (required) by investing activities:
Additions to property, plant and equipment	(2,086)	(1,224)	(1,646)	(3,774)	(1,235)
Proceeds from sale of property, plant, and equipment	32	20	114	281	4,070
Purchase price adjustments on acquisition	53
Acquisition (net of cash and cash equivalents acquired)			(8,842)
Net cash provided (required) by investing activities	(2,001)	(1,204)	(10,374)	(3,493)	2,835
Cash provided (required) by financing activities:
Change in borrowings, net			(599)
Advances due to/(from) affiliates	(17,163)
Net transfers to Parent Company and intercompany distributions	7,020	(5,935)	(4,001)	(6,070)	(87,566)
Distribution to noncontrolling interest	(2,720)	(1,212)	(1,212)	(1,727)
Net cash provided by (required by) financing activities	(12,863)	(7,147)	(5,812)	(7,797)	(87,566)
Effect of exchange rate changes on cash and cash equivalents	(75)	3,476	277	(90)	(531)
Net decrease in cash and cash equivalents	(8,351)	(1,976)	(4,348)	14,599	(5,445)
Cash and cash equivalents at beginning of period	17,949	22,297	22,297	7,698	13,143
Cash and cash equivalents at end of period	9,598	20,321	17,949	22,297	7,698
Intersegment Eliminations
Condensed Cash Flow Statements, Captions [Line Items]
Cash provided (required) by operating activities	(999)	153	67	(48)	(1,498)
Cash provided (required) by financing activities:
Advances due to/(from) affiliates	999
Net transfers to Parent Company and intercompany distributions		(153)	(67)	48	1,498
Distribution to noncontrolling interest	$ 999
Net cash provided by (required by) financing activities		$ (153)	$ (67)	$ 48	$ 1,498